Events After the Reporting Period - Schedule of Public Bonds Issued After Reporting Period (Details) - Borrowings Transactions ₩ in Millions	Apr. 30, 2026 KRW (₩)
The 203-1st Public bond
Disclosure of non-adjusting events after reporting period [line items]
Annual interest rates	3.487%
Carrying amount	₩ 160,000
The 203-2nd Public bond
Disclosure of non-adjusting events after reporting period [line items]
Annual interest rates	3.619%
Carrying amount	₩ 50,000
The 203-3rd Public bond
Disclosure of non-adjusting events after reporting period [line items]
Annual interest rates	3.91%
Carrying amount	₩ 50,000
The 203-4th Public bond
Disclosure of non-adjusting events after reporting period [line items]
Annual interest rates	4.018%
Carrying amount	₩ 40,000